(1) Basis of Presentation and Summary of Significant Accounting Policies: Basic and Diluted Loss Per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	8,179,637	9,349,561
Stock Options | Minimum
Potentially dilutive securities, exercise price	0.30	0.30
Stock Options | Maximum
Potentially dilutive securities, exercise price	2.15	6.75